Due from Financial Institutions Measured at Amortized Cost - Summary of Details of Due from Financial Institutions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 27,580,300	₩ 29,914,839
Due from financial institutions in Korean won
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	18,715,958	20,621,389
Due from financial institutions in Korean won | The Bank of Korea
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 13,731,708	₩ 15,169,704
Interest rate(%)	0.00%	0.00%
Due from financial institutions in Korean won | Hana Bank and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 3,953,940	₩ 3,941,987
Due from financial institutions in Korean won | Hana Bank and others | Bottom of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in Korean won | Hana Bank and others | Top of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	5.60%	5.60%
Due from financial institutions in Korean won | Samsung securities and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 1,030,310	₩ 1,509,698
Due from financial institutions in Korean won | Samsung securities and others | Bottom of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in Korean won | Samsung securities and others | Top of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	4.65%	4.65%
Due from financial institutions in foreign currencies
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 8,864,342	₩ 9,293,450
Due from financial institutions in foreign currencies | CITI Bank N.A. and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 6,210,917	₩ 5,653,587
Due from financial institutions in foreign currencies | CITI Bank N.A. and others | Bottom of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in foreign currencies | CITI Bank N.A. and others | Top of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	5.16%	5.16%
Due from financial institutions in foreign currencies | Bank of Communications Seoul Branch and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 442,122	₩ 573,493
Due from financial institutions in foreign currencies | Bank of Communications Seoul Branch and others | Bottom of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in foreign currencies | Bank of Communications Seoul Branch and others | Top of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	9.50%	9.50%
Due from financial institutions in foreign currencies | State Street Bank and Trust Company Seoul Branch and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 2,211,303	₩ 3,066,370
Due from financial institutions in foreign currencies | State Street Bank and Trust Company Seoul Branch and others | Bottom of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in foreign currencies | State Street Bank and Trust Company Seoul Branch and others | Top of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	10.70%	10.70%